Summary of Principal Accounting Policies - Leases (Details) - USD ($)		Dec. 31, 2019	Jan. 01, 2019
Recently issued accounting pronouncements
Right-of-use asset	[1]	$ 26,776,095
Lease liability		$ 28,055,414
ASU 2016-02 | Restatement Adjustment
Recently issued accounting pronouncements
Right-of-use asset			$ 36,300,000
Lease liability			$ 36,300,000

[1]	Refer to Note 2 for details on the adoption of ASU 2016-02, Leases (Topic 842), which requires lessees to recognize a right-of-use asset and lease liability on their balance sheet for all leases with a term of more than 12 months. The Group adopted this ASU on January 1, 2019 using the modified retrospective approach and the financial statements for the comparative period has not been restated.